Bank Borrowings	12 Months Ended
Dec. 31, 2025
Bank Borrowings.
Bank Borrowings

10. Bank Borrowings

Bank borrowings consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Short-term bank borrowings
The PRC domestic commercial banks	9,513,958	10,374,971
Oversea commercial banks	—	559,448
Total	9,513,958	10,934,419
Long-term bank borrowings
The PRC domestic commercial banks	—	18,000
Total	—	18,000

The weighted average interest rates on short-term bank borrowings as of December 31, 2024 and 2025 were 1.20% and 1.13%, respectively. The weighted average interest rate on long-term bank borrowings as of December 31, 2025 was 2.40%.